Segment reporting - Measures of performance (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Net revenue	R$ 519,179,000	R$ 461,067,000	R$ 383,449,000
Profit or Loss for the year	52,114,000	(66,160,000)	(45,204,000)
Adjusted EBITDA	R$ 199,982,000	R$ 167,125,000	R$ 142,976,000
% Adjusted EBITDA margin	38.52%	36.25%	37.29%
Distance learning undergraduate courses
Disclosure of operating segments [line items]
Net revenue	R$ 423,035,000	R$ 336,317,000	R$ 259,591,000
Adjusted EBITDA	R$ 156,089,000	R$ 112,919,000	R$ 93,427,000
% Adjusted EBITDA margin	36.90%	33.58%	35.99%
Continuing education courses
Disclosure of operating segments [line items]
Net revenue	R$ 40,589,000	R$ 47,103,000	R$ 33,044,000
Adjusted EBITDA	R$ 27,045,000	R$ 33,335,000	R$ 21,175,000
% Adjusted EBITDA margin	66.63%	70.77%	64.08%
On-campus undergraduate courses
Disclosure of operating segments [line items]
Net revenue	R$ 55,555,000	R$ 77,647,000	R$ 90,814,000
Adjusted EBITDA	R$ 16,848,000	R$ 20,871,000	R$ 28,374,000
% Adjusted EBITDA margin	30.33%	26.88%	31.24%
Adjustments or eliminations
Disclosure of operating segments [line items]
Profit or Loss for the year	R$ 0	R$ 0
Inter-segment eliminations
Disclosure of operating segments [line items]
Net revenue	R$ 0	R$ 0